Cash from operations (Tables)	12 Months Ended
Dec. 31, 2023
Cash from operations
Schedule of cash flow from operations

	2023	2022	*	2021
	$’000	$'000		$'000
Reconciliation:
Loss before income tax	(1,880,650)	(543,979)		(8,141)
Adjustments:
Depreciation of property, plant and equipment (note 7 and 8)	385,203	421,574		344,716
Amortization of intangible assets (note 15)	50,383	47,330		38,166
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)	87,696	38,157		51,113
Loss allowance/(reversal of loss allowance) on trade receivables (note 8.1)	7,202	(4,446)		(34,031)
Impairment of withholding tax receivables (note 8)	47,992	52,334		61,810
Impairment of goodwill (note 8)	—	121,596		—
Amortization of prepaid site rent	9,534	9,631		8,321
Net (gain)/loss on disposal of plant, property and equipment (note 8)	(3,806)	3,382		(2,499)
Insurance claim income (note 9)	(321)	(2,092)		(6,861)
Finance costs (note 11)	2,436,511	872,049		422,034
Finance income (note 10)	(25,209)	(15,825)		(25,522)
Share‑based payment expense (note 28)	13,370	13,265		11,780
Impairment/(reversal of impairment) of inventory	—	138		(315)
Reversal of decommissioning through profit and loss	—	—		(2,671)
Operating profit before working capital changes	1,127,905	1,013,114		857,900

Changes in working capital
Decrease/(increase) in inventory	11,249	(37,750)		6,689
Increase in trade and other receivables	(295,260)	(141,723)		(164,382)
Increase in trade and other payables	59,029	133,233		87,866
Net movement in working capital	(224,982)	(46,240)		(69,827)

Cash from operations	902,923	966,874		788,073

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.